AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

February 28, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 92.4%
Long-Term Municipal Bonds – 92.2%
California – 86.5%
Alameda Corridor Transportation Authority Series 2022-A Zero Coupon, 10/01/2047	$17,955	$8,860,740
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	5,000	4,136,513
Series 2020-A 5.00%, 10/01/2045	1,500	1,548,358
Series 2020-C 5.00%, 10/01/2045	1,000	1,032,239
Bay Area Toll Authority Series 2013-S 5.00%, 04/01/2031 (Pre-refunded/ETM)	8,500	8,513,010
5.00%, 04/01/2033 (Pre-refunded/ETM)	4,200	4,206,429
Series 2021 3.70% (MUNIPSA + 0.28%), 04/01/2056(a)	2,500	2,500,243
3.72% (MUNIPSA + 0.30%), 04/01/2056(a)	2,000	1,951,399
3.83% (MUNIPSA + 0.41%), 04/01/2056(a)	10,000	9,680,191
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023-C 5.25%, 01/01/2054	10,000	10,405,928
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	5,745	5,719,172
California Community Choice Financing Authority (Goldman Sachs Group, Inc.(The)) Series 2023 5.00%, 12/01/2053	8,650	9,073,386
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,000	3,976,160
Series 2022-A 4.00%, 05/01/2053	3,675	3,669,791
Series 2023 4.679% (SOFR + 1.63%), 07/01/2053(a)	5,000	4,994,731
5.00%, 07/01/2053	5,000	5,257,467
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043	3,600	3,661,550
5.25%, 05/01/2048	2,750	2,778,263
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043(b)	985	816,916
4.00%, 02/01/2056(b)	1,000	833,711

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	$2,000	$1,664,625
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	500	335,409
4.00%, 08/01/2046(b)	4,000	3,237,805
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	2,000	1,340,083
California County Tobacco Securitization Agency Series 2020-A 4.00%, 06/01/2040	1,365	1,285,220
4.00%, 06/01/2049	12,155	10,711,775
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	2,000	1,998,558
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037	1,265	1,294,338
5.00%, 12/01/2044	6,885	6,918,377
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2035	4,415	4,555,436
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047	4,000	4,075,532
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044	2,500	2,476,878
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2031	2,000	2,104,746
California Enterprise Development Authority (Provident Group-SDSU Properties LLC) Series 2020-A 5.00%, 08/01/2050	1,030	1,035,023
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(b)	1,000	793,829
California Enterprise Development Authority (Rocklin Academy (The)) Series 2021 4.00%, 06/01/2051(b)	625	465,386
4.00%, 06/01/2061(b)	840	591,969

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035	$1,365	$1,422,527
5.00%, 08/15/2036	3,000	3,110,692
5.00%, 08/15/2042	2,000	2,031,921
5.00%, 08/15/2047	1,000	1,011,206
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2037	5,165	5,021,374
4.00%, 04/01/2038	7,000	6,753,006
4.00%, 04/01/2040	3,000	2,837,752
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2046	13,865	13,152,343
California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) Series 2013-A 5.00%, 07/01/2033 (Pre-refunded/ETM)	5,000	5,030,124
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 3.77% (MUNIPSA + 0.35%), 08/01/2047(a)	6,300	6,223,027
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(b)	20,000	19,924,994
7.75%, 01/01/2050(b)	1,890	1,880,363
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2016 5.00%, 01/01/2036(b)	1,500	1,260,503
California Municipal Finance Authority Series 2015-A 5.00%, 02/01/2046 (Pre-refunded/ETM)	1,380	1,430,929
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	1,900	1,930,920
5.00%, 06/01/2046	1,500	1,501,050
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,960	2,928,165
5.00%, 04/01/2041	3,000	2,845,852

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032	$565	$592,623
5.00%, 10/01/2033	625	654,687
5.00%, 10/01/2034	570	595,293
5.00%, 10/01/2035	600	622,913
5.00%, 10/01/2036	1,150	1,188,054
5.00%, 10/01/2037	2,000	2,058,804
5.00%, 10/01/2039	2,000	2,049,743
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046	965	818,684
4.00%, 10/01/2051	1,200	988,304
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2041	3,470	3,497,258
5.00%, 05/15/2042	4,705	4,733,934
5.00%, 05/15/2049	4,500	4,447,829
5.00%, 05/15/2052	1,575	1,546,400
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2054(b)	1,000	939,660
California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group) Series 2022 4.00%, 11/15/2042	560	439,175
4.00%, 11/15/2052	3,605	2,575,794
4.00%, 11/15/2056	1,685	1,175,904
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 01/01/2045	1,295	1,016,465
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	5,000	5,258,688
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 4.00%, 12/31/2047	5,000	4,263,084
5.00%, 12/31/2036	5,685	5,819,927
5.00%, 12/31/2037	4,000	4,082,014
5.00%, 12/31/2047	10,005	9,895,683
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	10,000	10,709,092
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	5,000	4,782,422
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(c) (d) (e)	2,745	54,900

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2019 5.00%, 07/01/2039(b)	$9,740	$9,896,816
5.00%, 11/21/2045(b)	8,000	8,047,669
Series 2023 5.00%, 07/01/2035(b) (f)	2,000	2,117,203
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(b)	2,200	1,470,491
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	2,000	2,119,573
California Public Finance Authority (Enso Village) Series 2021 2.125%, 11/15/2027(b)	2,500	2,332,436
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037	1,000	1,018,557
5.00%, 10/15/2047	2,665	2,624,994
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(b)	2,750	2,544,687
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(b)	4,675	4,690,193
Series 2016 5.25%, 07/01/2052(b)	2,500	2,521,522
California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(b)	2,000	1,928,900
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(b)	1,200	1,167,723
5.00%, 06/01/2047(b)	1,565	1,435,309
California School Finance Authority (Classical Academy Obligated Group) Series 2020-A 5.00%, 10/01/2050(b)	3,000	2,970,391
Series 2021 4.00%, 10/01/2046(b)	1,250	1,045,408
Series 2022 5.00%, 10/01/2061(b)	2,000	1,933,988

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(b)	$2,325	$2,100,982
5.00%, 06/01/2051(b)	2,910	2,573,513
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(b)	430	416,342
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(b)	4,770	4,667,093
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(b)	625	555,285
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(b)	1,000	993,588
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2022 5.00%, 08/01/2032(b)	750	781,228
5.75%, 08/01/2052(b)	1,650	1,720,038
California School Finance Authority (Hawking STEAM Charter Schools, Inc.) Series 2022 5.00%, 07/01/2042(b)	1,860	1,779,873
5.25%, 07/01/2052(b)	2,255	2,144,884
5.375%, 07/01/2056(b)	995	955,489
5.50%, 07/01/2062(b)	1,775	1,722,100
California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(b)	935	955,739
5.00%, 07/01/2047(b)	2,485	2,498,523
Series 2019-A 5.00%, 07/01/2049(b)	2,000	2,012,628
Series 2020-A 4.00%, 07/01/2055(b)	835	684,657
California School Finance Authority (Kipp SoCal Public Schools) Series 2014-A 5.00%, 07/01/2034(b)	600	607,960
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.50%, 06/01/2062(b)	2,300	2,342,148

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(b)	$1,000	$960,583
5.00%, 06/01/2046(b)	2,500	2,258,024
Series 2017 5.125%, 06/01/2047(b)	700	641,387
Series 2017-G 5.00%, 06/01/2037(b)	360	343,719
5.00%, 06/01/2053(b)	1,550	1,369,989
California School Finance Authority (Summit Public Schools Obligated Group) Series 2017 5.00%, 06/01/2047(b)	1,500	1,498,334
5.00%, 06/01/2053(b)	3,800	3,736,363
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	575	578,461
5.875%, 10/01/2044	1,000	1,006,901
6.00%, 10/01/2049	715	720,947
California State University Series 2020-D 1.49%, 11/01/2028	1,500	1,261,389
Series 2021-B 2.144%, 11/01/2033	6,000	4,636,803
California Statewide Communities Development Authority AGM Series 2014 5.00%, 11/15/2034 (Pre-refunded/ETM)	2,500	2,581,238
5.00%, 11/15/2044 (Pre-refunded/ETM)	2,000	2,064,990
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(b)	1,135	1,151,888
5.00%, 11/01/2041(b)	1,875	1,832,595
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034	1,000	1,028,526
5.00%, 05/15/2035	1,410	1,446,401
5.00%, 05/15/2036	1,500	1,535,250
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,080,169
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	2,000	2,125,759
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(b)	1,000	978,135
Series 2019 5.00%, 06/01/2051(b)	3,165	2,892,676

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(b)	$5,000	$5,019,769
5.00%, 12/01/2041(b)	1,315	1,258,252
5.25%, 12/01/2056(b)	1,700	1,600,572
California Statewide Communities Development Authority (Moldaw Residences) Series 2014-A 5.25%, 11/01/2044(b)	1,800	1,489,442
5.375%, 11/01/2049(b)	2,500	2,056,028
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(b)	2,295	2,121,672
5.25%, 07/01/2049(b)	2,675	2,343,871
5.25%, 07/01/2052(b)	1,565	1,355,639
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001-B Zero Coupon, 08/01/2025	4,650	4,196,193
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2019 5.00%, 04/01/2025	3,520	3,664,617
City of Atwater CA Wastewater Revenue AGM Series 2017-A 5.00%, 05/01/2040	1,000	1,053,428
5.00%, 05/01/2043	1,000	1,047,973
City of Fairfield CA (City of Fairfield CA COP) AGC Series 2007 Zero Coupon, 04/01/2035	3,700	2,278,876
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1) Series 2013 5.00%, 09/02/2027	650	656,622
5.00%, 09/02/2029	1,110	1,121,868
City of Irvine CA (Irvine Community Facilities District No. 2013-3) Series 2018 5.00%, 09/01/2043	2,400	2,444,564
5.00%, 09/01/2048	4,250	4,305,550
City of Long Beach CA Marina System Revenue Series 2015 5.00%, 05/15/2032	1,100	1,130,171
5.00%, 05/15/2040	2,250	2,275,294
5.00%, 05/15/2045	2,250	2,271,887
City of Los Angeles CA Series 2022 4.00%, 06/29/2023	30,250	30,354,804

	Principal Amount (000)	U.S. $ Value

City of Los Angeles CA Wastewater System Revenue Series 2013-B 5.00%, 06/01/2031	$5,000	$5,021,557
City of Los Angeles Department of Airports Series 2022 3.25%, 05/15/2049	2,000	1,531,431
5.00%, 05/15/2045	1,500	1,563,053
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 09/02/2025	1,685	1,701,488
5.00%, 09/02/2028	530	535,584
5.00%, 09/02/2030	745	752,858
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2033	10,090	10,633,935
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033	1,315	1,378,400
5.00%, 09/01/2034	1,000	1,044,070
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	640	658,397
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020-E 2.825%, 11/01/2041	4,890	3,804,942
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017-A 5.00%, 03/01/2033	1,100	1,151,745
5.00%, 03/01/2034	2,000	2,089,449
5.00%, 03/01/2035	3,500	3,641,285
5.00%, 03/01/2037	1,800	1,855,868
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032	1,000	1,055,475
5.00%, 01/01/2047	2,750	2,724,326
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)	2,000	1,552,209
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(b)	2,000	1,370,779
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	3,000	2,518,045

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(b)	$4,000	$2,625,988
4.00%, 08/01/2047(b)	1,000	785,083
Coast Community College District Series 2019-F 3.00%, 08/01/2036	850	767,493
3.00%, 08/01/2037	940	832,021
3.00%, 08/01/2038	2,175	1,896,304
County of Los Angeles CA Community Facilities District No 2021-01 Series 2022 5.00%, 09/01/2047	2,750	2,747,077
5.00%, 09/01/2052	2,500	2,464,323
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040	990	1,003,444
5.00%, 09/01/2045	1,250	1,260,449
County of Sacramento CA Airport System Revenue Series 2016-B 5.00%, 07/01/2036	1,755	1,841,378
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(b)	1,000	700,949
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	4,000	2,746,209
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	3,000	2,326,694
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(b)	5,000	3,746,420
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(b)	1,000	842,277
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(b)	1,000	698,402

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	$1,000	$679,639
4.00%, 07/01/2058(b)	1,000	685,069
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	2,500	1,919,529
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,000	675,630
4.00%, 12/01/2056(b)	1,000	733,480
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(b)	2,000	1,408,439
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Towne at Glendale Apartments) Series 2022 Zero Coupon, 09/01/2062(b)	1,645	802,645
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	2,400	1,802,623
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	1,000	683,063
4.00%, 10/01/2048(b)	3,000	2,176,864
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	1,500	991,340
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2040	4,000	4,043,412
Garden Grove Unified School District Series 2013-C 5.00%, 08/01/2032 (Pre-refunded/ETM)	2,535	2,555,244
Golden State Tobacco Securitization Corp. Series 2021 3.115%, 06/01/2038	5,000	3,920,433
3.85%, 06/01/2050	5,000	4,443,156
Golden State Tobacco Securitization Corp. Series 2021 1.85%, 06/01/2031	1,175	1,165,070
Series 2022
5.00%, 06/01/2051	10,000	10,408,960

	Principal Amount (000)	U.S. $ Value

Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2045(b)	$5,000	$4,268,618
Irvine Unified School District Series 2017-B 5.00%, 09/01/2047	995	1,004,668
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2031	2,690	2,783,931
5.00%, 09/01/2035	1,835	1,889,005
Los Angeles County Public Works Financing Authority (County of Los Angeles CA Lease) Series 2020 4.00%, 12/01/2039	5,500	5,512,924
Los Angeles Department of Water & Power Water System Revenue Series 2021-C 5.00%, 07/01/2041	1,250	1,372,180
Series 2022-C 5.00%, 07/01/2042	8,750	9,750,625
Los Angeles Unified School District/CA Series 2009 5.75%, 07/01/2034	2,000	2,104,417
Series 2020-R 4.00%, 07/01/2036	5,000	5,119,892
4.00%, 07/01/2037	4,500	4,580,344
4.00%, 07/01/2038	6,000	6,057,590
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	830	989,074
Series 2009-B 6.50%, 11/01/2039	10,000	11,916,559
Menifee Union School District Series 2018 5.00%, 09/01/2043	1,000	1,015,173
5.00%, 09/01/2048	1,215	1,225,614
Metropolitan Water District of Southern California Series 2021-D 3.56% (MUNIPSA + 0.14%), 07/01/2037(a)	2,100	2,091,609
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2031 (Pre-refunded/ETM)	1,640	1,718,631
5.00%, 08/01/2032 (Pre-refunded/ETM)	1,500	1,571,919
5.00%, 08/01/2033 (Pre-refunded/ETM)	2,200	2,305,481
Orange County Transportation Authority (91 Express Lanes Toll Road) Series 2013 5.00%, 08/15/2029	2,360	2,377,671
Orange County Water District Series 2019-C 4.00%, 08/15/2034	1,250	1,323,835
Oxnard Financing Authority AGM Series 2014 5.00%, 06/01/2031	5,250	5,359,429
Palomar Health Series 2016-A 5.00%, 08/01/2031	1,285	1,373,143

	Principal Amount (000)	U.S. $ Value

Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2036	$5,000	$5,094,106
Series 2017 5.00%, 11/01/2042	1,000	1,004,931
Poway Unified School District Public Financing Authority Series 2015-A 5.00%, 09/01/2033	1,500	1,543,113
5.00%, 09/01/2034	995	1,021,959
Redding Joint Powers Financing Authority Series 2015-A 5.00%, 06/01/2030	1,350	1,427,510
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2040	10,000	11,066,996
Rialto Redevelopment Agency Series 2018 5.00%, 09/01/2032	500	548,893
5.00%, 09/01/2033	500	546,543
5.00%, 09/01/2037	2,235	2,384,034
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No 2003-1) Series 2022 5.00%, 09/01/2052	5,200	4,805,582
Riverside County Transportation Commission Series 2013-A 5.25%, 06/01/2032 (Pre-refunded/ETM)	9,165	9,213,981
Series 2021 4.00%, 06/01/2040	3,330	3,175,680
4.00%, 06/01/2041	1,765	1,669,068
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.74% (LIBOR 3 Month + 0.55%), 06/01/2034(a)	1,450	1,406,914
3.76% (LIBOR 3 Month + 0.57%), 06/01/2039(a)	5,375	4,804,974
San Diego County Regional Airport Authority Series 2019-A 4.00%, 07/01/2037	2,500	2,465,025
4.00%, 07/01/2038	2,000	1,950,478
Series 2020 5.00%, 07/01/2035	650	693,065
5.00%, 07/01/2036	500	528,790
5.00%, 07/01/2037	250	262,978
5.00%, 07/01/2038	250	262,322
5.00%, 07/01/2039	255	266,535
5.00%, 07/01/2040	250	260,166
Series 2021-A 4.00%, 07/01/2056	4,750	4,381,128
Series 2021-B 4.00%, 07/01/2041	3,010	2,810,043
4.00%, 07/01/2046	2,500	2,275,366

	Principal Amount (000)	U.S. $ Value

San Diego Unified School District/CA Series 2013-C 5.00%, 07/01/2032 (Pre-refunded/ETM)	$3,180	$3,200,215
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2029	1,310	1,322,582
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016-B 5.00%, 08/01/2033	1,000	1,059,814
5.00%, 08/01/2035	1,000	1,057,355
Series 2016-C 5.00%, 08/01/2032	1,000	1,064,319
5.00%, 08/01/2035	1,000	1,057,355
San Francisco Intl Airport Series 2017-A 5.00%, 05/01/2042	2,000	2,040,592
Series 2022-C 3.283%, 05/01/2036	3,000	2,483,859
Santa Clara Valley Water District Safe Clean Water Revenue (Santa Clara Valley Water District Safe Clean Water Revenue Lease) Series 2022-A 5.00%, 08/01/2049	1,210	1,335,908
Sierra Joint Community College District School Facilities District No. 2 NATL Series 2007-B Zero Coupon, 06/01/2032	5,485	4,017,732
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014-A 5.00%, 07/01/2033	5,000	5,110,309
5.00%, 07/01/2034	3,200	3,270,178
State of California Series 2004 5.30%, 04/01/2029	5	5,009
Series 2014 5.00%, 12/01/2030	2,000	2,027,513
Series 2022 5.00%, 09/01/2042	7,000	7,818,869
Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2033	2,800	2,994,896
5.00%, 09/01/2034	1,000	1,068,279
Successor Agency to the Redev of San Francisco - Mission Bay North Series 2016-A 5.00%, 08/01/2032	1,025	1,090,927
5.00%, 08/01/2034	1,105	1,170,578
5.00%, 08/01/2035	595	629,126
5.00%, 08/01/2036	775	816,144

	Principal Amount (000)	U.S. $ Value

Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	$10,000	$1,624,060
5.00%, 06/01/2023	1,160	1,164,713
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2037	1,000	1,061,588
5.00%, 06/01/2048	13,825	14,120,439
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2040	1,000	1,033,955
5.00%, 10/01/2045	2,000	2,044,436
5.00%, 10/01/2049	2,200	2,228,485
University of California Series 2023-B 4.693%, 05/15/2033	5,600	5,543,802
5.00%, 05/15/2035	5,000	5,921,164
5.00%, 05/15/2036	5,000	5,825,505
Upland Unified School District Series 2011-C Zero Coupon, 08/01/2035	1,020	639,068
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2031	4,000	4,087,722
5.00%, 01/01/2032	3,700	3,780,657
Washington Township Health Care District Series 2017-B 5.00%, 07/01/2032	2,000	2,057,731
5.00%, 07/01/2033	1,500	1,541,429

		838,623,645

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	430	448,377
Series 2018 7.125%, 09/01/2038(b)	1,385	1,515,862

		1,964,239

Georgia – 0.1%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	100	101,994
5.00%, 01/01/2038	100	101,627
5.00%, 01/01/2039	100	103,472
5.00%, 01/01/2048	215	209,695
5.00%, 01/01/2056	655	662,318
5.00%, 01/01/2059	220	209,482

		1,388,588

	Principal Amount (000)	U.S. $ Value

Guam – 2.1%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	$700	$571,199
Series 2023 5.375%, 10/01/2040(f)	250	243,938
5.375%, 10/01/2043(f)	1,050	1,021,068
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,335	1,342,477
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	2,940	3,029,871
5.00%, 10/01/2037	1,300	1,334,958
5.00%, 10/01/2040	1,000	1,018,987
Series 2022-A 5.00%, 10/01/2044	3,700	3,804,635
Territory of Guam Series 2019 5.00%, 11/15/2031	265	275,563
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	3,805	3,922,933
5.00%, 12/01/2030	415	427,696
5.00%, 12/01/2032	455	468,295
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,000	2,667,242

		20,128,862

Illinois – 0.2%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	2,000	2,054,469

Indiana – 0.2%
City of Fort Wayne IN (Do Good Foods Fort Wayne LLC Obligated Group) Series 2022 9.00%, 12/01/2044(b)	1,480	1,460,205
10.75%, 12/01/2029	200	196,262

		1,656,467

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)	200	215,471

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	305	307,476

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 2.3%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	$445	$417,745
Zero Coupon, 07/01/2033	1,238	702,972
4.00%, 07/01/2033	410	366,229
4.00%, 07/01/2035	9	7,630
4.00%, 07/01/2037	7	6,391
4.00%, 07/01/2041	10	8,388
4.00%, 07/01/2046	11	8,406
5.25%, 07/01/2023	283	283,712
5.375%, 07/01/2025	521	528,461
5.625%, 07/01/2027	2,301	2,373,980
5.625%, 07/01/2029	716	745,416
5.75%, 07/01/2031	145	152,584
Series 2022-C 0.00%, 11/01/2043	64	27,532
HTA HRRB Custodial Trust Series 2022 5.50%, 07/01/2031	140	144,038
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	1,020	1,013,904
5.25%, 07/01/2036	1,070	1,076,450
5.25%, 07/01/2041	725	730,395
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(b)	2,490	2,523,378
5.00%, 07/01/2035(b)	1,945	1,936,019
Series 2022-A 5.00%, 07/01/2037(b)	250	244,974
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,000	1,005,285
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	1,505	1,392,125
Series 2022-B Zero Coupon, 07/01/2032	805	502,119
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	1,900	1,929,637
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	847	627,137
Series 2019-A 4.329%, 07/01/2040	1,065	965,105
4.55%, 07/01/2040	90	83,823
5.00%, 07/01/2058	2,900	2,683,370

		22,487,205

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	1,010	946,883

	Principal Amount (000)	U.S. $ Value

Texas – 0.2%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	$1,805	$1,760,627

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(b)	130	101,586
5.00%, 01/01/2049(b)	100	75,961
5.00%, 01/01/2055(b)	410	301,450

		478,997

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	115	89,063
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(b)	2,000	1,784,687

		1,873,750

Total Long-Term Municipal Bonds (cost $950,670,888)		893,886,679

Short-Term Municipal Notes – 0.2%
California – 0.0%
Calleguas-Las Virgenes Public Financing Authority Series 2008-A 3.20%, 07/01/2037(g) (cost $2,355,000)	2,355	2,355,000

Total Municipal Obligations (cost $953,025,888)		896,241,679

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.9%
Agency CMBS – 2.9%
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	7,143	6,722,383
Series 2021-2, Class A
3.75%, 03/25/2035	6,388	6,229,776
Series 2021-2, Class X
0.823%, 03/25/2035(h)	2,948	157,980
Series 2021-3, Class A
3.25%, 08/20/2036	1,962	1,810,846
Series 2021-3, Class X
0.788%, 08/20/2036(h)	2,600	141,667

	Principal Amount (000)	U.S. $ Value
Series 2019-2, Class A 4.00%, 03/20/2033	$7,859	$7,763,309
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,660	2,738,550
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class ACA 2.875%, 07/25/2036	1,988	1,705,473
Series 2022-ML13, Class XCA 0.953%, 07/25/2036(h)	5,566	326,549

Total Commercial Mortgage-Backed Securities (cost $32,745,853)		27,596,533

SHORT-TERM INVESTMENTS – 3.6%
U.S. Treasury Bills – 3.6%
U.S. Treasury Bill Zero Coupon, 06/22/2023 (cost $34,488,871)	35,000	34,478,709

	Shares
Investment Companies – 0.0%

AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(i) (j) (k) (cost $279,325)	279,325	279,325

Total Short-Term Investments (cost $34,768,196)		34,758,034

Total Investments – 98.9% (cost $1,020,539,937)(l)		958,596,246
Other assets less liabilities – 1.1%		10,818,277

Net Assets – 100.0%		$969,414,523

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,350	01/15/2025	2.565%	CPI#	Maturity	$589,616	$—	$589,616
USD	3,340	01/15/2025	4.028%	CPI#	Maturity	113,720	—	113,720
USD	3,175	01/15/2025	2.585%	CPI#	Maturity	292,308	—	292,308
USD	3,175	01/15/2025	2.613%	CPI#	Maturity	288,868	—	288,868
USD	37,160	01/15/2027	CPI#	3.336%	Maturity	(1,668,964)	—	(1,668,964)
USD	10,000	01/15/2027	CPI#	3.466%	Maturity	(370,598)	(10,559)	(360,039)
USD	20,520	01/15/2028	1.230%	CPI#	Maturity	3,652,314	—	3,652,314
USD	16,260	01/15/2028	0.735%	CPI#	Maturity	3,462,929	—	3,462,929
USD	16,830	01/15/2029	CPI#	3.735%	Maturity	47,585	—	47,585

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,150	01/15/2029	CPI#	3.408%	Maturity	$(75,279)	$—	$(75,279)
USD	6,300	01/15/2030	1.572%	CPI#	Maturity	1,070,744	—	1,070,744
USD	6,300	01/15/2030	1.587%	CPI#	Maturity	1,062,322	—	1,062,322
USD	655	01/15/2030	1.714%	CPI#	Maturity	102,987	—	102,987
USD	655	01/15/2030	1.731%	CPI#	Maturity	101,982	—	101,982
USD	6,200	01/15/2031	2.782%	CPI#	Maturity	426,900	—	426,900
USD	5,700	01/15/2031	2.680%	CPI#	Maturity	447,981	—	447,981
USD	5,120	01/15/2032	CPI#	3.064%	Maturity	(185,560)	—	(185,560)
USD	5,250	04/15/2032	CPI#	2.909%	Maturity	(257,534)	—	(257,534)
USD	1,120	04/15/2032	CPI#	2.748%	Maturity	(73,795)	—	(73,795)

						$9,028,526	$(10,559)	$9,039,085

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	50,000	01/15/2027	1 Day SOFR	3.682%	Annual	$(960,088)	$—	$(960,088)
USD	14,000	01/15/2027	1 Day SOFR	2.719%	Annual	(760,476)	—	(760,476)
USD	29,000	04/15/2032	3.120%	1 Day SOFR	Annual	1,310,027	—	1,310,027
USD	17,000	04/15/2032	1.280%	1 Day SOFR	Annual	3,312,080	—	3,312,080
USD	15,000	04/15/2032	2.891%	1 Day SOFR	Annual	889,443	—	889,443
USD	14,500	04/15/2032	2.455%	1 Day SOFR	Annual	1,437,148	—	1,437,148
USD	10,000	04/15/2032	3.619%	1 Day SOFR	Annual	56,445	—	56,445
USD	8,000	04/15/2032	1.618%	1 Day SOFR	Annual	1,328,075	—	1,328,075

						$6,612,654	$—	$6,612,654

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,620	10/09/2029	1.125%	SIFMA*	Quarterly	$1,559,277	$—	$1,559,277

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2023.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $194,335,667 or 20.0% of net assets.

(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$2,745,000	$54,900	0.01%

(d)	Non-income producing security.
(e)	Defaulted.
(f)	When-Issued or delayed delivery security.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	IO - Interest Only.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,763,212 and gross unrealized depreciation of investments was $(70,495,887), resulting in net unrealized depreciation of $(44,732,675).

As of February 28, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.0% and 0.5%, respectively.

Glossary:

AD – Assessment District

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

DOT – Department of Transportation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA - SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB California Portfolio

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$893,886,679	$—	$893,886,679
Short-Term Municipal Notes	—	2,355,000	—	2,355,000
Commercial Mortgage-Backed Securities	—	27,596,533	—	27,596,533
Short-Term Investments:
U.S. Treasury Bills	—	34,478,709	—	34,478,709
Investment Companies	279,325	—	—	279,325

Total Investments in Securities	279,325	958,316,921	—	958,596,246
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	11,660,256	—	11,660,256
Centrally Cleared Interest Rate Swaps	—	8,333,218	—	8,333,218
Interest Rate Swaps	—	1,559,277	—	1,559,277
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(2,631,730)	—	(2,631,730)
Centrally Cleared Interest Rate Swaps	—	(1,720,564)	—	(1,720,564)

Total	$279,325	$975,517,378	$—	$975,796,703

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2023 is as follows:

Portfolio	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$12,518	$327,343	$339,582	$279	$469